Goodwill and Other Intangibles (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment	$ 3,394	$ 1,096,305	$ 2,354,320